TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses, Summary Prospectuses

and Statements of Additional Information

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Transamerica Capital Growth

Transamerica Large Growth

Effective immediately, Jason C. Yeung, portfolio manager of Transamerica Capital Growth and Transamerica Large Growth, has returned from a temporary leave of absence, during which he participated on a Government established COVID-19 task force related to testing. Accordingly, the supplement filed on June 29, 2020 is withdrawn.

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Investors Should Retain this Supplement for Future Reference

August 6, 2020